Environmental, Health and Safety Matters (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Site Contingency [Line Items]
Capital expenditures for EHS matters	$ 2	$ 2
Environmental reserves	$ 4		$ 4
Adopted sustainability target, emission reduction percent by 2030	50.00%
Harrisburg Remediation
Site Contingency [Line Items]
Environmental reserves	$ 2
Duisburg Remediation
Site Contingency [Line Items]
Environmental reserves	$ 1